GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

8. GOODWILL AND INTANGIBLE ASSETS

Goodwill

As of December 31, 2022, and December 31, 2021, the Company’s goodwill is as follows:

As of January 1, 2021	$57,964
Acquired through business combinations	171,946
As of December 31, 2021	229,910
Acquired through business combinations and initial consolidation VIEs	12,729
Impairment of goodwill	(148,531)
As of December 31, 2022	$94,108

Intangible Assets

During the year ended December 31, 2022 an entity co-owned by the Company, was awarded a provisional Disproportionately Impacted Area cultivator license in Connecticut. The Company recorded an intangible asset of $3,000 in connection with the cash payment for the cost of the provisional license.

Amortization expense is recorded within cost of goods sold and total operating expenses. The amount in cost of goods sold for the years ended December 31, 2022 and 2021, was $19,574 and $12,047, respectively.

The following table represents intangible assets, net accumulated amortization:

	Useful life (# of years)	December 31, 2022	December 31, 2021
Licenses/permits	15	$887,732	$935,265
Right-to-use licenses	15	17,717	12,592
Host community agreements	15	29,494	29,912
Trade name / brand	5	3,784	1,146
Total		$938,727	$978,915

Amortization Expense
2023	$72,437
2024	72,149
2025	71,959
2026	71,959
2027	71,959
2028 and beyond	575,264
Total	$935,727

Impairment of goodwill

As part of the annual impairment test as of December 31, 2022, a one-step quantitative impairment test was performed over all its reporting units, which includes goodwill acquired through various acquisitions and the initial consolidation of VIEs. The following significant assumptions were applied in the determination of the fair value of each reporting unit using a discounted cash flow model:

●	Cash flows: estimated cash flows were projected based on actual operating results from internal sources, as well as industry and market trends. The forecasts were extended to a total of five years (with a terminal value thereafter);
●	Terminal value growth rate: The terminal growth rate of 3% was based on historical and projected consumer price inflation, historical and projected economic indicators and projected industry growth;
●	Post-tax discount rate: the post-tax discount rate of 18% is reflective of the weighted average cost of capital (“WACC”). The WACC of 18% was estimated based on the risk-free rate, equity risk premium, beta premium, and after-tax cost of debt based on corporate bond yields; and
●	Tax rate: the tax rates used in determining future cash flows were those substantively enacted at the respective valuation date.

8. GOODWILL AND INTANGIBLE ASSETS (Continued)

Intangible Assets (Continued)

Impairment of goodwill

The Company compared the fair value of each reporting unit to its carrying value to determine whether the carrying value exceeded fair value. Due to changes in market expectations as a result of increased competition and price compression at the reporting units, the Company recorded impairment of goodwill of $148,531 for the year ended December 31, 2022, reducing the carrying value of goodwill acquired across all reporting units. The remaining goodwill of $94,108 relates to the Company’s Florida reporting unit.

Long-lived assets

The Company evaluates the recoverability of long-lived assets, including finite-lived intangible assets, to determine whether events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The Company determined that changes in market expectations as a result of increased competition and price compression at the reporting units were indicators that an impairment test was required as of December 31, 2022.

The impairment test for long-lived assets is a three-step test, whereby management first determines the grouping of long-lived assets to be held and used, and next determines the recoverable amount by calculating the future undiscounted cash flows of each asset group, which is performed prior to the goodwill impairment test described above. If the recoverable amount is lower than the carrying value of the asset group, then impairment is indicated. The Company then determines the fair value of the asset group and allocates the impairment to the assets. The Company compared the carrying value of the asset group to its future undiscounted cash flows and determined that the carrying value did not exceed the future undiscounted cash flows. As such, the Company was not required to perform the impairment loss calculation (Step 3).

The future undiscounted cash flows of the specific assets that were evaluated for impairment were determined using the multi period excess earnings method based on the following key assumption:

●	Cash flows: estimated cash flows were projected based on actual operating results from internal sources,net of interest and depreciation/amortization, as well as industry and market trends. The forecasts were extended through the estimated useful lives of the assets.